Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2016
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 16
Central Index Key	dei_EntityCentralIndexKey	0001067442
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 22, 2017
Document Effective Date	dei_DocumentEffectiveDate	Mar. 22, 2017
Prospectus Date	rr_ProspectusDate	Dec. 30, 2016